SHARE-BASED COMPENSATION (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Total share-based compensation	$ 10,577	$ 2,643
Research and Development Expense [Member]
Total share-based compensation	1,812	854
Selling and Marketing Expense [Member]
Total share-based compensation	1,925	561
General and Administrative Expense [Member]
Total share-based compensation	6,759	1,172
Cost of Sales [Member]
Total share-based compensation	$ 81	$ 56